Summary of significant accounting policies - Convenience translation, Cash and cash equivalents and Financing receivables, net (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥) shareholder
Convenience translation
Convenience translation rate (in RMB/USD)	6.5250
Third party investors of asset-backed securitized debts
Financing receivables, net
Loan payables | ¥	¥ 0
First loan agreement with Xijin
Financing receivables, net
Number of subsidiaries of shareholders of the group | shareholder	1